UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

(EDGEWOOD MANAGEMENT LLC LOGO)

EDGEWOOD GROWTH FUND

ANNUAL REPORT                                                   OCTOBER 31, 2009

                                    (GRAPHIC)

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

                                TABLE OF CONTENTS

Shareholders' Letter .......................................................   1
Schedule of Investments ....................................................   5
Statement of Assets and Liabilities ........................................   8
Statement of Operations ....................................................   9
Statement of Changes in Net Assets .........................................  10
Financial Highlights .......................................................  11
Notes to Financial Statements ..............................................  13
Report of Independent Registered Public Accounting Firm ....................  22
Disclosure of Fund Expenses ................................................  23
Trustees and Officers of The Advisors' Inner Circle Fund ...................  26
Notice to Shareholders .....................................................  34

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-791-4226; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

Dear Shareholders:

Your Fund's performance was 6.88% (Institutional Shares) and 6.89% (Retail Shares) for the six months ended October 31, 2009. The performance of the Russell 1000 Growth Index was 19.32% and the S&P 500 Index was 20.04% in the same period of time. Looking at the trailing twelve months, the Fund appreciated by 10.30% (Institutional Shares) and 10.11% (Retail Shares). The Russell 1000 Growth Index appreciated by 17.51% and S&P 500 Index appreciated by 9.80% in the same period of time. Year to date, the Fund appreciated by 21.35% (Institutional Shares) and 21.51% (Retail Shares). The Russell 1000 Growth Index appreciated by 25.39% and the S&P 500 Index appreciated by 17.05% in the same period.

The world's economies, including capital markets, have significantly improved since the last time we wrote to you. The following is the Edgewood Management Investment Committee's comments on your portfolio, the market and economy in general.

THE U.S. STOCK MARKET: CHANGING OF THE GUARD AHEAD

In a recent issue of Barron's financial newspaper, there was a headline that screamed "Trampled in the Rush to Riskier Stocks".(1) We are writing because we believe your portfolio currently offers an unusual risk/reward upside opportunity as the attention of investors has been focused on the more cyclical sectors of the stock market. We strongly believe that we are in the early stages of an extended upward move in growth stocks.

It is typical that when the economy bottoms and turns, the low quality stocks that were most at risk of bankruptcy on the way down, lead an initial recovery rally. It is also somewhat logical. Going into the economic downturn, many of these companies struggled with eroding revenues, razor-thin margins, and high interest rate debt. Therefore, as the economy softened in 2008, these companies' ability to remain profitable quickly evaporated as their debt payments stayed fixed while revenues dropped. Banks and credit markets started to ask for ever higher interest rates to make loans available, accelerating the downward spiral. Their solvency became a real issue, and their stocks quickly reflected the rapidly deteriorating prospects.

In this most recent cycle, the cost of debt on high-yield corporate issues peaked at an eye-popping and business-choking 23.0% rate at the end of last year.

(1)  ANDREW BARY, SEPTEMBER 26, 2009

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

Since then, this has dropped to around 9.0%. As credit spreads have compressed, there has been substantial underperformance of Investment Grade credit vs. High Yield credit.

This was also evident in recent equity price moves. Stocks with a share price of less than $5 rose by 281% from March 9, 2009 to the end of September 2009. In comparison, share prices of companies exceeding $20 on average appreciated less than the 54% rise of the S&P 500 Index in that same period. The shares of companies that had fallen to almost bankrupt status, and therefore traded at single digit prices, have been the ones that rallied back fastest, until now.

In looking at fundamentals of growth stocks and their valuations currently, we see a rare opportunity. Today, the slowest growing stocks sell at higher P/Es than the faster growing, higher quality names. Using historical 3-year growth rates, the slowest growing 20% of the S&P 500 now sells at premium multiple of
20.0 times earnings versus the top 40% which trades at some 16.8 times earnings.

Three major points from historical experience. First, as a "big picture" observation, there is still a lot of strong performance ahead for the market in general as earnings growth begins to reaccelerate. Second, low quality stocks will start to underperform those that generate real organic profit growth. Third, valuation distortions don't last forever.

Although in recent months growth stocks have not appreciated as much as other sectors of the market, we should be close to a time when the lower quality "rebounders" start to slow their rise. Investors will look at fundamental valuation metrics showing they are now relatively expensive compared to their growth stock peers.

We remain confident that the economy is on an expansion track, although it is sure to be uneven. Your portfolio should continue to perform strongly in the environment that will unfold as we move from initial snap-back to a more sustained growth track.

(2) ADAM S. PARKER, PH.D., "EQUITY PORTFOLIO STRATEGY INSIGHT: CAN QUALITY STOCKS OUTPERFORM IN AN UP MARKET?" BERNSTEIN RESEARCH, OCTOBER 26, 2009.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

CONCLUSION:

Your portfolio companies possess very solid balance sheets, with debt to capital of 14% versus 35% for the S&P 500 Index. They sell at a modest aggregate P/E of
17.5 times estimated 2010 earnings, while they are expected to grow profits at 18% per year on average for the next 5 years. This yields a P/E to growth ratio
(PEG) of below 1. That compares favorably to the S&P 500, which trades at 15 times earnings and an estimated 8% long term growth rate, yielding a PEG of almost 2. We believe that attractive valuation metrics and strong business fundamentals favor your quality holdings. They have in past cycles, and we are confident they will in the future.

Sincerely,

Edgewood Management LLC

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE "S&P 500" IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

     Comparison of Change in the Value of a $10,000 Investment in the Edgewood Growth Fund, Institutional and Retail, versus the S&P 500 Index, and the Russell 1000 Growth Index

                     AVERAGE ANNUAL TOTAL RETURN FOR PERIOD
                            ENDED OCTOBER 31, 2009(1)

One Year   3 Year   Inception to
 Return    Return       Date*
--------   ------   ------------
 10.30%    -3.33%      -1.48%      Institutional
 10.11%    -3.82%      -1.97%      Retail

                               (PERFORMANCE GRAPH)

              Edgewood Growth     Edgewood Growth   S&P 500   Russell 1000
            Fund, Institutional     Fund, Retail     Index    Growth Index
            -------------------   ---------------   -------   ------------
2/28/2006          10,000              10,000        10,000      10,000
     2006          10,480              10,450        10,888      10,492
     2007          13,610              13,530        12,473      12,509
     2008           8,584               8,443         7,970       7,886
     2009           9,468               9,297         8,752       9,267

*    COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

(1) IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE
                          FUTURE RESULTS OF THE FUND.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND ALL CAPITAL
   GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE
          NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Health Care                  18.9%
Financials                   14.0%
Energy                       13.0%
Wireless                     12.4%
Business Services             9.1%
Materials                     8.4%
Information Technology        7.1%
Telecommunication Services    5.4%
Consumer Staples              4.7%
Industrials                   4.4%
Short-Term Investment         2.6%

+    Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.5%

                                                       SHARES         VALUE
                                                     ----------   ------------
BUSINESS SERVICES -- 9.0%
   Cognizant Technology Solutions, Cl A* .........    1,473,194   $ 56,938,948
   Visa, Cl A ....................................      399,408     30,259,150
                                                                  ------------
                                                                    87,198,098
                                                                  ------------
CONSUMER STAPLES -- 4.7%
   CVS ...........................................    1,276,758     45,069,557
                                                                  ------------
ENERGY -- 13.0%
   First Solar* ..................................      242,506     29,568,757
   National Oilwell Varco* .......................    1,114,122     45,667,861
   Vestas Wind Systems*(B) .......................      701,909     49,753,712
                                                                  ------------
                                                                   124,990,330
                                                                  ------------
FINANCIALS -- 13.8%
   Charles Schwab ................................    2,420,089     41,964,343
   CME Group, Cl A ...............................      184,990     55,979,824
   State Street ..................................      846,628     35,541,444
                                                                  ------------
                                                                   133,485,611
                                                                  ------------
HEALTH CARE -- 18.8%
   Allergan ......................................      839,913     47,245,106
   Celgene* ......................................      746,950     38,131,798
   Covance* ......................................      655,357     33,868,850

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

COMMON STOCK -- CONTINUED

                                                       SHARES         VALUE
                                                     ----------   ------------
HEALTH CARE -- CONTINUED
   Genzyme* ......................................      361,335   $ 18,283,551
   Gilead Sciences* ..............................    1,019,650     43,386,107
                                                                  ------------
                                                                   180,915,412
                                                                  ------------
INDUSTRIALS -- 4.3%
   Quanta Services* ..............................    1,961,298     41,579,518
                                                                  ------------
INFORMATION TECHNOLOGY -- 7.0%
   Apple* ........................................      216,930     40,891,305
   Electronic Arts* ..............................    1,477,434     26,948,396
                                                                  ------------
                                                                    67,839,701
                                                                  ------------
MATERIALS -- 8.3%
   Monsanto ......................................      609,355     40,936,469
   Praxair .......................................      489,119     38,855,613
                                                                  ------------
                                                                    79,792,082
                                                                  ------------
TELECOMMUNICATION SERVICES -- 5.4%
   American Tower, Cl A* .........................    1,411,513     51,971,909
                                                                  ------------
WIRELESS -- 12.2%
   Qualcomm ......................................    1,230,989     50,975,255
   Research In Motion, Ltd.* .....................    1,143,229     67,141,839
                                                                  ------------
                                                                   118,117,094
                                                                  ------------
   TOTAL COMMON STOCK
      (Cost $ 872,521,875) .......................                 930,959,312
                                                                  ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

SHORT-TERM INVESTMENT -- 2.6%

                                                       SHARES         VALUE
                                                     ----------   ------------
   Fidelity Institutional Money Market Funds -
      Prime Money Market Portfolio, Cl I,
      0.200% (A)
      (Cost $24,981,420) .........................   24,981,420   $ 24,981,420
                                                                  ------------
   TOTAL INVESTMENTS-- 99.1%
      (Cost $897,503,295) ........................                $955,940,732
                                                                  ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $964,977,139.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

(B) SECURITY IS TRADED ON THE COPENHAGEN EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT OCTOBER 31, 2009 WAS $49,753,712 AND REPRESENTED 5.2% OF NET ASSETS.

CL   CLASS

LTD. LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments, at Value (Cost $ 897,503,295) .................   $  955,940,732
   Receivable for Capital Shares Sold .........................       11,522,020
   Receivable for Investment Securities Sold ..................          177,078
   Dividend Receivable ........................................          100,388
   Prepaid Expenses ...........................................           10,460
                                                                  --------------
TOTAL ASSETS ..................................................      967,750,678
                                                                  --------------
LIABILITIES:
   Payable for Capital Shares Redeemed ........................        1,380,984
   Payable due to Adviser .....................................          686,778
   Payable due to Administrator ...............................           73,622
   Distribution Fees Payable (Retail Shares) ..................           18,916
   Payable due to Shareholder Servicing Agent
      (Retail Shares) . .......................................            6,971
   Chief Compliance Officer Fees Payable ......................            3,131
   Payable due to Trustees ....................................            1,852
   Payable due to Custodian ...................................          505,936
   Other Accrued Expenses .....................................           95,349
                                                                  --------------
TOTAL LIABILITIES .............................................        2,773,539
                                                                  --------------
NET ASSETS ....................................................   $  964,977,139
                                                                  ==============
NET ASSETS CONSIST OF:
   Paid-in Capital ............................................   $1,056,357,686
   Accumulated Net Realized Loss on Investments ...............     (149,489,126)
   Net Unrealized Appreciation on Investments .................       58,108,579
                                                                  --------------
                                                                  $  964,977,139
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES ($881,970,387 / 94,581,940 SHARES) ....   $         9.32
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   RETAIL SHARES ($83,006,752 / 9,067,223 SHARES) .............   $         9.15
                                                                  ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD GROWTH
                                                                FUND FOR THE
                                                                YEAR ENDED
                                                                OCTOBER 31, 2009

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividend Income ...............................................   $   2,865,724
                                                                  -------------
TOTAL INVESTMENT INCOME .......................................       2,865,724
                                                                  -------------
EXPENSES
Investment Advisory Fees ......................................       6,474,127
Administration Fees ...........................................         591,099
Distribution Fees (Retail Shares) .............................         100,729
Shareholder Servicing Fees (Retail Shares) ....................          38,381
Chief Compliance Officer Fees .................................           9,433
Trustees' Fees ................................................           7,535
Transfer Agent Fees ...........................................         234,659
Professional Fees .............................................          75,224
Registration Fees .............................................          55,199
Printing Fees .................................................          45,050
Custodian Fees ................................................          29,702
Insurance and Other Expenses ..................................          14,256
                                                                  -------------
TOTAL EXPENSES ................................................       7,675,394
LESS:
Waiver of Investment Advisory Fees* ...........................      (1,023,095)
Fees Paid Indirectly ..........................................          (4,954)
                                                                  -------------
NET EXPENSES ..................................................       6,647,345
                                                                  -------------
NET INVESTMENT LOSS ...........................................      (3,781,621)
                                                                  -------------
NET REALIZED LOSS ON INVESTMENTS ..............................    (101,933,416)
NET REALIZED LOSS ON FOREIGN CURRENCY TRANSACTIONS ............         (17,644)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS .............................................     169,362,749
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON FOREIGN CURRENCY TRANSACTIONS ...........................             (76)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS ..........................      67,411,613
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $  63,629,992
                                                                  =============

*     SEE NOTE 5 IN NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR            YEAR
                                                                      ENDED           ENDED
                                                                   OCTOBER 31,     OCTOBER 31,
                                                                      2009            2008
                                                                  -------------   -------------
OPERATIONS:
   Net Investment Loss ........................................   $  (3,781,621)  $  (1,266,430)
   Net Realized Loss on Investments and Foreign
      Currency Transactions ...................................    (101,951,060)    (46,998,520)
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments and Foreign Currency Transactions ...........     169,362,673    (131,065,289)
                                                                  -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .........................................      63,629,992    (179,330,239)
                                                                  -------------   -------------
DISTRIBUTIONS FROM NET REALIZED GAINS:
   Institutional ..............................................              --      (2,249,727)
   Retail .....................................................              --         (13,237)
                                                                  -------------   -------------
   TOTAL DISTRIBUTIONS ........................................              --      (2,262,964)
                                                                  -------------   -------------
CAPITAL SHARE TRANSACTIONS(1):
   Institutional Shares
      Issued ..................................................     590,752,109     549,616,194
      Reinvestment of Distributions ...........................              --       1,800,092
      Redeemed ................................................    (218,059,236)    (43,321,702)
                                                                  -------------   -------------
   NET INSTITUTIONAL SHARE TRANSACTIONS .......................     372,692,873     508,094,584
                                                                  -------------   -------------
   Retail Shares
      Issued ..................................................      91,900,816      36,740,004
      Reinvestment of Distributions ...........................              --          13,158
      Redeemed ................................................     (28,485,177)    (13,266,968)
                                                                  -------------   -------------
   NET RETAIL SHARE TRANSACTIONS ..............................      63,415,639      23,486,194
                                                                  -------------   -------------
   NET INCREASE IN NET ASSETS FROM
      SHARE TRANSACTIONS ......................................     436,108,512     531,580,778
                                                                  -------------   -------------
   TOTAL INCREASE IN NET ASSETS ...............................     499,738,504     349,987,575
                                                                  -------------   -------------
NET ASSETS:
   Beginning of Year ..........................................     465,238,635     115,251,060
                                                                  -------------   -------------
   End of Year (including accumulated net investment
      loss of $0 and $0, respectively) ........................   $ 964,977,139   $ 465,238,635
                                                                  =============   =============

AMOUNTS DESIGNATED AS "--" ARE $0.

(1)   FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              INSTITUTIONAL SHARES
                                             ------------------------------------------------------
                                                 YEAR          YEAR          YEAR         PERIOD
                                                ENDED         ENDED         ENDED          ENDED
                                             OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                                 2009          2008          2007          2006*
                                             -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period .....    $   8.45      $  13.61     $  10.48      $ 10.00
                                              --------      --------     --------      -------
Income (Loss) from Operations:
   Net Investment Loss (1) ...............       (0.05)        (0.05)       (0.01)       (0.03)
   Net Realized and Unrealized
      Gain (Loss) ........................        0.92         (4.91)        3.14         0.51
                                              --------      --------     --------      -------
Total from Operations ....................        0.87         (4.96)        3.13         0.48
                                              --------      --------     --------      -------
Distributions:
   Net Realized Gain .....................          --         (0.20)          --           --
                                              --------      --------     --------      -------
Net Asset Value, End of Period ...........    $   9.32      $   8.45     $  13.61      $ 10.48
                                              ========      ========     ========      =======
TOTAL RETURN+ ............................       10.30%       (36.93)%      29.87%        4.80%
                                              ========      ========     ========      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....    $881,970      $448,470     $114,512      $24,108
Ratio of Expenses to Average Net Assets ..        1.00%         1.00%        1.00%        1.00%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid
   Indirectly) ...........................        1.16%         1.20%        1.75%        3.36%**
Ratio of Net Investment Loss to
   Average Net Assets ....................       (0.56)%       (0.44)%      (0.07)%      (0.50)%**
Portfolio Turnover Rate ..................          38%           86%          64%          33%***

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

**   ANNUALIZED

***  NOT ANNUALIZED

(1)  CALCULATED USING AVERAGE SHARES.

     AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  RETAIL SHARES
                                             ------------------------------------------------------
                                                 YEAR          YEAR          YEAR         PERIOD
                                                ENDED         ENDED         ENDED          ENDED
                                             OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                 2009          2008          2007          2006*
                                             -----------   -----------   -----------   ------------
Net Asset Value, Beginning of Period .....    $  8.31       $ 13.53        $10.45       $10.00
                                              -------       -------        ------       ------
Income (Loss) from Operations:
   Net Investment Loss(1) ................      (0.08)        (0.09)        (0.08)       (0.06)
   Net Realized and Unrealized
      Gain (Loss) ........................       0.92         (4.93)         3.16         0.51
                                              -------       -------        ------       ------
Total from Operations ....................       0.84         (5.02)         3.08         0.45
                                              -------       -------        ------       ------
Distributions:
   Net Realized Gain .....................         --         (0.20)           --           --
                                              -------       -------        ------       ------
Net Asset Value, End of Period ...........    $  9.15       $  8.31        $13.53       $10.45
                                              =======       =======        ======       ======
TOTAL RETURN+ ............................      10.11%       (37.60)%       29.47%        4.50%
                                              =======       =======        ======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....    $83,007       $16,769        $  739       $   19
Ratio of Expenses to Average Net Assets ..       1.35%         1.50%         1.50%        1.50%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid
   Indirectly) ...........................       1.51%         1.70%         1.95%       66.15%**
Ratio of Net Investment Loss to
   Average Net Assets ....................      (0.93)%       (0.83)%       (0.65)%      (0.93)%**
Portfolio Turnover Rate ..................         38%           86%           64%          33%***

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

**   ANNUALIZED

***  NOT ANNUALIZED

(1)  CALCULATED USING AVERAGE SHARES.

     AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the Edgewood Growth Fund (the "Fund") which offers two classes of shares: Institutional Shares and Retail Shares. The investment objective of the Fund is to provide long-term growth of capital. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not being changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

     government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2009, there were no securities valued in accordance with the Fair Value Procedures.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No.157), the Fund discloses fair value of its investments in a hierarchy that priorities the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
     3). The three levels of the fair value hierarchy under ASC 820 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of October 31, 2009, all of the Fund's investments are Level 1. For details of the investment classification, reference the Schedule of Investments.

     For the year ended October 31, 2009, there have been no significant changes to the Fund's fair value methodologies.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes have been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

     3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds of the Trust based on the number of funds and/or relative daily net assets.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services at an annual rate of 0.10% on the first $250 million, 0.09% on the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets. There is a minimum annual rate of $90,000, plus $15,000 for each additional class of shares.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005.

The Trust and Distributor are parties to a Distribution Plan dated August 8, 1994, amended and restated on August 14, 2000. The Fund has adopted the

THE ADVISORS' INNER CIRCLE FUND                                     EDGEWOOD
                                                                    GROWTH FUND

Distribution Plan (the "Plan") for the Retail Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average daily net assets attributable to Retail Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Retail Shares, subject to the arrangement for provision of shareholder and administrative services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2009, the Fund earned cash management credits of $4,954 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Edgewood Management LLC (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% and 1.50% of the Institutional and Retail shares average daily net assets, respectively through March 1, 2010. In addition, if at any point it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.00% for the Institutional Shares, and 1.50% for the Retail Shares, to recapture any of its previous waivers and/or reimbursements made during the preceding three-year period. As of October 31, 2009, fees which were previously

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

POTENTIAL AMOUNT
  OF RECOVERY      EXPIRATION
----------------   ----------
   $  335,493         2010
      578,755         2011
    1,023,095         2012


6. SHARE TRANSACTIONS:

                                         YEAR          YEAR
                                         ENDED         ENDED
                                      OCTOBER 31,   OCTOBER 31,
                                         2009          2008
                                      -----------   -----------
SHARE TRANSACTIONS:
   Institutional
      Issued ......................    68,343,207    48,804,543
      Reinvested ..................            --       141,720
      Redeemed ....................    26,813,413)   (4,305,184)
                                       ----------    ----------
   NET SHARE TRANSACTIONS .........    41,529,794    44,641,079
                                       ==========    ==========
   Retail
      Issued ......................    10,336,347     3,213,114
      Reinvested ..................            --         1,048
      Redeemed ....................    (3,286,604)   (1,251,332)
                                       ----------    ----------
   NET SHARE TRANSACTIONS .........     7,049,743     1,962,830
                                       ==========    ==========

AMOUNTS DESIGNATED AS "--" ARE ZERO SHARES.

7. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2009, the Fund made purchases of $658,208,734 and sales of $238,052,167 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences, primarily attributable to foreign currency and net operating losses, have been reclassified to/from the following accounts during the fiscal year ended October 31, 2009

INCREASE (DECREASE)   INCREASE (DECREASE)
 UNDISTRIBUTED NET      ACCUMULATED NET     INCREASE (DECREASE)
  INVESTMENT LOSS        REALIZED LOSS        PAID IN CAPITAL
-------------------   -------------------   -------------------
    $3,781,621              $17,644             $(3,799,265)

The tax character of dividends and distributions declared during the fiscal year ended October 31, 2008 was as follows:


     ORDINARY               LONG-TERM            RETURN OF
      INCOME              CAPITAL GAIN            CAPITAL               TOTAL
-------------------   -------------------   -------------------   ------------------
     $1,461,279             $799,892               $1,793             $2,262,964

There were no dividends and distributions declared during the fiscal year ended October 31, 2009.

As of October 31, 2009, the components of Accumulated Losses on a tax basis were as follows:

Capital Loss Carryforwards      $(112,938,105)
Unrealized Appreciation            21,557,558
                                -------------
Total Accumulated Losses        $ (91,380,547)
                                =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2009, the Fund had the following capital loss carryforwards:

YEAR EXPIRING      AMOUNT
-------------   -----------
October 2017    $83,149,985
October 2016     29,788,120

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2009 were as follows:

               AGGREGATE GROSS   AGGREGATE GROSS
   FEDERAL       UNREALIZED         UNREALIZED     NET UNREALIZED
   TAX COST     APPRECIATION       DEPRECIATION     APPRECIATION
------------   ---------------   ---------------   --------------
$934,054,316     $52,728,425       $(30,842,009)    $21,886,416

9. CONCENTRATION/RISKS:

The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. OTHER:

At October 31, 2009, 34% of Institutional and 81% of Retail total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

11. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through December 22, 2009, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2009.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Edgewood Growth Fund of The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Edgewood Growth Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2009, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and the period February 28, 2006 (commencement of operations) through October 31, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Edgewood Growth Fund of The Advisors' Inner Circle Fund at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and the period February 28, 2006 (commencement of operations) through October 31, 2006, in conformity with U.S. generally accepted accounting principles.


                                                             (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
December 22, 2009

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, distribution services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)

                         BEGINNING    ENDING                  EXPENSE
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                         05/01/09     10/31/09     RATIOS     PERIOD*
                         ---------   ---------   ----------   -------
ACTUAL FUND RETURN
Institutional Shares     $1,000.00   $1,068.80      1.00%      $5.21
Retail Shares             1,000.00    1,068.90      1.31        6.83
HYPOTHETICAL 5% RETURN
Institutional Shares     $1,000.00   $1,020.16      1.00%      $5.09
Retail Shares             1,000.00    1,018.60      1.31        6.67

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                      This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the

                                            TERM OF
                          POSITION(S)     OFFICE AND
    NAME, ADDRESS,         HELD WITH       LENGTH OF
        AGE(1)             THE TRUST    TIME SERVED(2)
----------------------   ------------   --------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER           Chairman      (Since 1991)
63 yrs. old              of the Board
                          of Trustees

WILLIAM M. DORAN            Trustee      (Since 1992)
1701 Market Street
Philadelphia, PA 19103
69 yrs. old

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-791-4226. The following chart lists Trustees and Officer as of October 31, 2009.

                                       NUMBER OF
                                       PORTFOLIOS
                                    IN THE ADVISORS'
                                   INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)          OVERSEEN BY         OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS            BOARD MEMBER      HELD BY BOARD MEMBER(3)
--------------------------------   -----------------   ------------------------------------
Currently performs various                 30          Trustee of The Advisors' Inner
services on behalf of SEI                              Circle Fund II, Bishop Street
Investments for which Mr. Nesher                       Funds, SEI Asset Allocation Trust,
is compensated.                                        SEI Daily Income Trust, SEI
                                                       Institutional International Trust,
                                                       SEI Institutional Investments
                                                       Trust, SEI Institutional Managed
                                                       Trust, SEI Liquid Asset Trust, SEI
                                                       Tax Exempt Trust, and SEI Alpha
                                                       Strategy Portfolios, L.P., Director
                                                       of SEI Global Master Fund, plc,
                                                       SEI Global Assets Fund, plc,
                                                       SEI Global Investments Fund, plc,
                                                       SEI Investments Global, Limited,
                                                       SEI Investments -- Global Fund
                                                       Services, Limited, SEI Investments
                                                       (Europe), Limited, SEI Investments
                                                       -- Unit Trust Management (UK),
                                                       Limited, SEI Global Nominee
                                                       Ltd., SEI Opportunity Fund, L.P.,
                                                       SEI Structured Credit Fund, L.P.,
                                                       and SEI Multi-Strategy Funds plc.

Self-employed consultant since             30          Trustee of The Advisors' Inner
2003. Partner, Morgan, Lewis                           Circle Fund II, Bishop Street
& Bockius LLP (law firm) from                          Funds, SEI Asset Allocation Trust,
1976 to 2003, counsel to the                           SEI Daily Income Trust, SEI
Trust, SEI, SIMC, the                                  Institutional International Trust,
Administrator and the                                  SEI Institutional Investments
Distributor. Secretary of                              Trust, SEI Institutional Managed
SEI since 1978.                                        Trust, SEI Liquid Asset Trust, SEI
                                                       Tax Exempt Trust, and SEI Alpha
                                                       Strategy Portfolios, L.P.,
                                                       Director of SEI since 1974. Director
                                                       of the Distributor since 2003.
                                                       Director of SEI Investments --
                                                       Global Fund Services, Limited,
                                                       SEI Investments Global, Limited,
                                                       SEI Investments (Europe), Limited,
                                                       SEI Investments (Asia), Limited
                                                       and SEI Asset Korea Co., Ltd.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)

                                            TERM OF
                          POSITION(S)     OFFICE AND
     NAME, ADDRESS,        HELD WITH       LENGTH OF
         AGE(1)            THE TRUST    TIME SERVED(2)
-----------------------   -----------   --------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY             Trustee     (Since 1994)
78 yrs. old

GEORGE J. SULLIVAN, JR.     Trustee     (Since 1999)
66 yrs. old

BETTY L. KRIKORIAN          Trustee     (Since 2005)
66 yrs. old

CHARLES E. CARLBOM          Trustee     (Since 2005)
75 yrs. old

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

                                      NUMBER OF
                                      PORTFOLIOS
                                   IN THE ADVISORS'
                                  INNER CIRCLE FUND
    PRINCIPAL OCCUPATION(S)          OVERSEEN BY          OTHER DIRECTORSHIPS
      DURING PAST 5 YEARS            BOARD MEMBER       HELD BY BOARD MEMBER(3)
-------------------------------   -----------------   -----------------------------------
Attorney, sole practitioner               30          Trustee of The Advisors' Inner
since 1994. Partner, Dechert                          Circle Fund II, Bishop Street
Price & Rhoads, September 1987-                       Funds, Massachusetts Health and
December 1993.                                        Education Tax-Exempt Trust, U.S.
                                                      Charitable Gift Trust, SEI Asset
                                                      Allocation Trust, SEI Daily
                                                      Income Trust, SEI Institutional
                                                      International Trust, SEI
                                                      Institutional Investments Trust,
                                                      SEI Institutional Managed Trust,
                                                      SEI Liquid Asset Trust, SEI Tax
                                                      Exempt Trust, and SEI Alpha
                                                      Strategy Portfolios, L.P.

Self-Employed Consultant,                 30          Trustee of The Advisors' Inner
Newfound Consultants Inc. since                       Circle Fund II, Bishop Street
April 1997.                                           Funds, State Street Navigator
                                                      Securities Lending Trust, SEI
                                                      Asset Allocation Trust, SEI Daily
                                                      Income Trust, SEI Institutional
                                                      International Trust, SEI
                                                      Institutional Investments Trust,
                                                      SEI Institutional Managed Trust,
                                                      SEI Liquid Asset Trust, SEI Tax
                                                      Exempt Trust, and SEI Alpha
                                                      Strategy Portfolios, L.P., Director
                                                      of SEI Opportunity Fund, L.P., and
                                                      SEI Structured Credit Fund, L.P.

Vice President Compliance, AARP           30          Trustee of The Advisors' Inner
Financial Inc. since September                        Circle Fund II and Bishop Street
2008. Self-Employed Legal and                         Funds.
Financial Services Consultant
since 2003. In-house Counsel,
State Street Bank Global
Securities and Cash Operations
from 1995 to 2003.

Self-Employed Business                    30          Director, Crown Pacific, Inc. and
Consultant, Business Project                          Trustee of The Advisors' Inner
Inc. since 1997. CEO and                              Circle Fund II and Bishop Street
President, United Grocers Inc.                        Funds.
from 1997 to 2000.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)

                                                 TERM OF
                           POSITION(S)         OFFICE AND
   NAME, ADDRESS,           HELD WITH           LENGTH OF
       AGE(1)               THE TRUST          TIME SERVED
-------------------   ---------------------   ------------
INDEPENDENT
BOARD MEMBERS

MITCHELL A. JOHNSON          Trustee          (Since 2005)
67 yrs. old

JAMES K. DARR                Trustee          (Since 2008)
65 yrs. old

OFFICERS
PHILIP T. MASTERSON         President         (Since 2008)
45 yrs. old

MICHAEL LAWSON        Treasurer, Controller   (Since 2005)
49 yrs. old            and Chief Financial
                             Officer

RUSSELL EMERY            Chief Compliance     (Since 2006)
46 yrs. old                  Officer

----------
(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

                                         NUMBER OF
                                         PORTFOLIOS
                                      IN THE ADVISORS'
                                     INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)           OVERSEEN BY              OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS               OFFICER                  HELD BY OFFICER
----------------------------------   -----------------   ----------------------------------
Private Investor since 1994.                 30          Trustee of The Advisors' Inner
                                                         Circle Fund II, and Bishop Street
                                                         Funds, SEI Asset Allocation Trust,
                                                         SEI Daily Income Trust, SEI
                                                         Institutional International Trust,
                                                         SEI Institutional Investments
                                                         Trust, SEI Institutional Managed
                                                         Trust, SEI Liquid Asset Trust, SEI
                                                         Tax Exempt Trust, and SEI Alpha
                                                         Strategy Portfolios, L.P.

CEO, Office of Finance, FHL                  30          Director of Federal Home Loan
Banks from 1992 to 2007.                                 Bank of Pittsburgh and Manna,
                                                         Inc. and Trustee of The Advisors'
                                                         Inner Circle Fund II and Bishop
                                                         Street Funds.

Managing Director of SEI                    N/A                          N/A
Investments since 2006. Vice
President and Assistant Secretary
of the Administrator from 2004 to
2006. General Counsel of Citco
Mutual Fund Services from 2003 to
2004. Vice President and Associate
Counsel for the Oppenheimer
Funds from 2001 to 2003.

Director, SEI Investments, Fund             N/A                          N/A
Accounting since July 2005.
Manager, SEI Investments Fund
Accounting from April 1995 to
February 1998 and November
1998 to July 2005.

Director of Investment Product              N/A                          N/A
Management and Development at
SEI Investments since February
2003. Senior Investment Analyst,
Equity team at SEI Investments
from March 2000 to February
2003.

----------
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)

                                              TERM OF
                         POSITION(S)         OFFICE AND
   NAME, ADDRESS,         HELD WITH          LENGTH OF
       AGE(1)             THE TRUST         TIME SERVED
--------------------   --------------   -------------------
OFFICERS (CONTINUED)

JOSEPH M. GALLO        Vice President       (Since 2007)
36 yrs. old             and Secretary

CAROLYN F. MEAD            Trustee          (Since 2005)
52 yrs. old

JAMES NDIAYE               Trustee          (Since 2005)
41 yrs. old

TIMOTHY D. BARTO       Vice President       (Since 2000)
41 yrs. old             and Assistant
                          Secretary

MICHAEL BEATTIE        Vice President   (Since August 2009)
44 yrs. old

ANDREW S. DECKER         AML Officer        (Since 2008)
46 yrs. old

----------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2009

                                        NUMBER OF
                                        PORTFOLIOS
                                     IN THE ADVISORS'
                                    INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)           OVERSEEN BY      OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS               OFFICER          HELD BY OFFICER
---------------------------------   -----------------   -------------------
Corporate Counsel of SEI since             N/A                   N/A
2007; Associate Counsel, ICMA
Retirement Corporation 2004-
2007; Federal Investigator, U.S.
Department of Labor 2002-2004;
U.S. Securities and Exchange
Commission-Division of Investment
Management, 2003.

Corporate Counsel of SEI since             N/A                   N/A
2007; Associate, Stradley, Ronon,
Stevens & Young 2004-2007;
Counsel, ING Variable Annuities,
1999-2002.

Employed by SEI Investments                N/A                   N/A
Company since 2004. Vice
President, Deutsche Asset
Management from 2003-2004.
Associate, Morgan, Lewis &
Bockius LLP from 2000-2003.
Counsel, Assistant
Vice President,
ING Variable Annuities Group
from 1999-2000.

General Counsel, Vice President            N/A                   N/A
and Secretary of SEI Investments
Global Funds Services since 1999;
Associate, Dechert (law firm)
from 1997-1999; Associate,
Richter, Miller & Finn (law firm)
from 1994-1997.

Director of Client Services                N/A                   N/A
at SEI since 2004.

Compliance Officer and Product             N/A                   N/A
Manager, SEI, 2005-2008. Vice
President, Old Mutual Capital,
2000-2005. Operations Director,
Prudential Investments,
1998-2000.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2009, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.

                                            QUALIFYING
                                               FOR
RETURN       ORDINARY       LONG TERM       CORPORATE       DIVIDENDS
  OF          INCOME       CAPITAL GAIN       TOTAL         RECEIVED
CAPITAL   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)
-------   -------------   -------------   -------------   -------------
 0.00%        0.00%           0.00%           0.00%           0.00%

                                  FOREIGN INVESTORS
                            -----------------------------
QUALIFYING        U.S.         INTEREST       SHORT-TERM
 DIVIDEND     GOVERNMENT       RELATED       CAPITAL GAIN
INCOME (2)   INTEREST (3)   DIVIDENDS (4)   DIVIDENDS (5)
----------   ------------   -------------   -------------
  0.00%          0.00%          0.00%           0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATION IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND--EDGEWOOD GROWTH FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT, NEW JERSEY AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2011.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2011.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2009. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED WITH YEAR 2009 FORM 1099-DIV.

                                     NOTES

                                     NOTES

                              EDGEWOOD GROWTH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-800-791-4226

                               INVESTMENT ADVISER:
                             Edgewood Management LLC
                          350 Park Avenue, 18th Floor
                          New York, New York 10022-6057

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

         This information must be preceded or accompanied by a current prospectus for the Fund.

EMC-AR-001-0400

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                     2009                                           2008
                 ------------------------------------------   --------------------------------------------
                                                 All other                                      All other
                                                 fees and                                       fees and
                                All fees and    services to                    All fees and    services to
                 All fees and    services to      service      All fees and     services to     service
                  services to      service      affiliates      services to      service       affiliates
                   the Trust     affiliates    that did not   the Trust that    affiliates    that did not
                   that were      that were       require        were pre-       that were      require
                 pre-approved   pre-approved   pre-approval      approved      pre-approved   pre-approval
                 ------------   ------------   ------------   --------------   ------------   ------------
(a)   Audit
      Fees         $232,354          $0             $0           $246,200           $0             $0
(b)   Audit-
      Related
      Fees         $      0          $0             $0           $      0           $0             $0
(c)   Tax Fees     $      0          $0             $0           $      0           $0             $0
(d)   All
      Other
      Fees         $      0          $0             $0           $      0           $0             $0

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                     2009                                           2008
                 ------------------------------------------   --------------------------------------------
                                                 All other                                      All other
                                                 fees and                                       fees and
                                All fees and    services to                    All fees and    services to
                 All fees and    services to      service      All fees and     services to     service
                  services to      service      affiliates      services to      service       affiliates
                   the Trust     affiliates    that did not   the Trust that    affiliates    that did not
                   that were      that were       require        were pre-       that were      require
                 pre-approved   pre-approved   pre-approval      approved      pre-approved   pre-approval
                 ------------   ------------   ------------   --------------   ------------   ------------
(a)   Audit
      Fees         $245,808          N/A            N/A          $316,360           N/A            N/A
(b)   Audit-
      Related
      Fees              N/A          N/A            N/A               N/A           N/A            N/A
(c)   Tax Fees          N/A          N/A            N/A               N/A           N/A            N/A
(d)   All
      Other
      Fees              N/A          N/A            N/A               N/A           N/A            N/A

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     N/A
Tax Fees              0%     N/A
All Other Fees        0%     N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President
Date: January 4 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President
Date: January 4, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date: January 4, 2010